Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Outstanding Short-Term Notes Payable

The components of the Company’s outstanding short-term notes payable consisted of the following:

	Interest Rates	December 31, 2025	December 31, 2024
Short-term notes payable
Bank 1	6.5%	$3,160	$—
Bank 2	7.8%	4,229	5,962
Financial Institution 5	10.0%	1,594	—
Less: Unamortized debt issuance costs		(446)	—
Total short-term notes payable		$8,537	$5,962

Schedule of Long-Term Debt

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Long-term notes payable with banks for the purchase of aircraft
Bank 1	4.0% - 7.3%	4.0% - 7.3%	$6,304	$11,841	Aug 2026 - Feb 2029	Aug 2025 - Feb 2029
Bank 2	7.5% - 7.8%	4.0% - 7.8%	9,208	12,325	Jun 2028 - Dec 2030	Jun 2025 - Apr 2029
Bank 3	2.3% + SOFR**	2.3% + SOFR**	1,508	1,653	Sept 2026	Sep 2025
Bank 4	n/a	5.3% - 6.0%*	-	3,289	n/a	Jul 2030 - Sep 2030
Bank 5	7.7%	7.7%	1,344	1,614	Jan 2030	Jan 2030
Bank 6	4.0%	4.0%	519	800	Sep 2027	Sep 2027
Bank 7	8.8%	8.8%	11,914	12,361	May 2029	May 2029
Bank 8	2.8% + SOFR**	n/a	1,322	—	Apr 2027	n/a
Long-term notes payable with financial institutions for the purchase of aircraft
Financial Institution 1	n/a	0.25% + Schwab Loan Rate	-	2,959	n/a	Dec 2027
Financial Institution 2	3.6% - 7.0%	3.6% - 7.0%	6,499	7,796	Nov 2026 - Dec 2026	Nov 2026 - May 2027
Financial Institution 3	9.5%	9.0% - 9.5%	12,777	34,407	Dec 2033 - Mar 2034	Sep 2033 - Mar 2034
Credit facilities with financial institutions
Financial Institution 4	n/a	1.5% + SOFR** - 2.8% + SOFR**	-	62,666	See disclosure below	See disclosure below
Other long-term debt payable
Financing obligations from sale-leaseback transactions	1.0% - 2.4%	n/a	29,397	—	Nov 2028 - Aug 2030	n/a
EID loan	See disclosure below	See disclosure below	122	122	See disclosure below	See disclosure below
Long-term debt from VIEs			28,180	37,310
Total Long-term notes payable			109,094	189,143
Less: Unamortized debt issuance costs and debt discount			(159)	(233)
Less: current portion			(29,905)	(84,883)
Long-term notes payable, non-current portion			$79,030	$104,027

* The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6.00% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

** SOFR is defined as “Secured Overnight Financing Rate”

Schedule of Contractual Principal Payments

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of December 31, 2025 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
Remainder of 2026	$12,044
2027	6,918
2028	21,487
2029	19,230
2030	13,641
Thereafter	7,594
80,914
Long-term notes payable from VIE	28,180
Debt issuance costs	(159)
Total long-term notes payable	$108,935